Intangible Assets, Net - Schedule of Amortization Expenses (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Year ended on December 31, 2021	$ 136
Year ended on December 31, 2022	136
Year ended on December 31, 2023	136
Year ended on December 31, 2024	136
Year ended on December 31, 2025 and thereafter	1,227
Total	$ 1,771	$ 1,907